Schwab Capital Trust
Schwab Target 2010 Index Fund

Portfolio Holdings as of December 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.5% of net assets

U.S. Stocks 24.3%
Large-Cap 22.9%
Schwab U.S. Large-Cap ETF	128,689	11,704,264
Small-Cap 1.4%
Schwab U.S. Small-Cap ETF	8,333	741,637
		12,445,901

International Stocks 9.4%
Developed-Market Large-Cap 9.4%
Schwab International Equity ETF	133,140	4,794,371

Real Assets 1.8%
Real Estate 1.8%
Schwab U.S. REIT ETF	24,272	921,608

Fixed Income 59.9%
Inflation-Protected Bond 6.5%
Schwab U.S. TIPS ETF	53,024	3,291,730
Intermediate-Term Bond 44.6%
Schwab U.S. Aggregate Bond ETF	407,269	22,819,282
Treasury Bond 8.8%
Schwab Short-Term U.S. Treasury ETF	87,605	4,502,021
		30,613,033

Security	Number of Shares	Value ($)
Money Market Fund 3.1%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	1,592,001	1,592,479
Total Affiliated Underlying Funds
(Cost $44,094,010)		50,367,392
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.4% of net assets

Time Deposits 1.4%
National Australia Bank
0.01%, 01/04/21 (b)	224,984	224,984
Royal Bank of Canada
0.01%, 01/04/21 (b)	500,271	500,271
Total Short-Term Investments
(Cost $725,255)		725,255
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
TIPS –	Treasury Inflation Protected Securities

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2020:
Affiliated Underlying Funds	Value at 03/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 12/31/20	Balance of Shares Held at 12/31/20	Distributions Received*
Schwab International Equity ETF	$3,345,065	$1,319,771	($1,228,865)	($37,375)	$1,395,775	$4,794,371	133,140	$98,722
Schwab Short-Term U.S. Treasury ETF	3,149,995	1,650,437	(274,295)	162	(24,278)	4,502,021	87,605	34,615
Schwab U.S. Aggregate Bond ETF	15,862,741	7,945,058	(1,507,602)	2,845	516,240	22,819,282	407,269	375,748
Schwab U.S. Large-Cap ETF	8,039,920	3,265,274	(3,470,438)	129,720	3,739,788	11,704,264	128,689	142,916
Schwab U.S. REIT ETF	644,520	236,706	(68,995)	(20,596)	129,973	921,608	24,272	21,579
Schwab U.S. Small-Cap ETF	512,418	71,477	(194,039)	5,698	346,083	741,637	8,333	6,269
Schwab U.S. TIPS ETF	2,325,992	1,013,274	(249,795)	1,426	200,833	3,291,730	53,024	33,574
Schwab Variable Share Price Money Fund, Ultra Shares	1,340,257	801,821	(550,000)	(66)	467	1,592,479	1,592,001	1,216
Total	$35,220,908	$16,303,818	($7,544,029)	$81,814	$6,304,881	$50,367,392		$714,639
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2010 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$50,367,392	$—	$—	$50,367,392
Short-Term Investments[1]	—	725,255	—	725,255
Total	$50,367,392	$725,255	$—	$51,092,647
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2015 Index Fund

Portfolio Holdings as of December 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.4% of net assets

U.S. Stocks 26.0%
Large-Cap 24.4%
Schwab U.S. Large-Cap ETF	199,664	18,159,441
Small-Cap 1.6%
Schwab U.S. Small-Cap ETF	13,466	1,198,474
		19,357,915

International Stock 10.4%
Developed-Market Large-Cap 10.4%
Schwab International Equity ETF	215,616	7,764,332

Real Assets 1.9%
Real Estate 1.9%
Schwab U.S. REIT ETF	37,870	1,437,924

Fixed Income 57.4%
Inflation-Protected Bond 6.2%
Schwab U.S. TIPS ETF	74,001	4,593,982
Intermediate-Term Bond 43.0%
Schwab U.S. Aggregate Bond ETF	572,755	32,091,463
Treasury Bond 8.2%
Schwab Short-Term U.S. Treasury ETF	119,762	6,154,569
		42,840,014

Security	Number of Shares	Value ($)
Money Market Fund 2.7%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	2,015,825	2,016,429
Total Affiliated Underlying Funds
(Cost $63,718,457)		73,416,614
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.3% of net assets

Time Deposits 1.3%
Australia & New Zealand Banking Group Ltd.
0.01%, 01/04/21 (b)	282,139	282,139
Bank of Montreal
0.01%, 01/04/21 (b)	712,962	712,962
Total Short-Term Investments
(Cost $995,101)		995,101
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
TIPS –	Treasury Inflation Protected Securities

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2020:
Affiliated Underlying Funds	Value at 03/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 12/31/20	Balance of Shares Held at 12/31/20	Distributions Received*
Schwab International Equity ETF	$6,072,193	$1,384,295	($1,975,087)	($120,728)	$2,403,659	$7,764,332	215,616	$161,388
Schwab Short-Term U.S. Treasury ETF	4,804,838	1,939,853	(555,460)	(1,494)	(33,168)	6,154,569	119,762	49,339
Schwab U.S. Aggregate Bond ETF	24,880,516	10,305,814	(3,904,421)	5,859	803,695	32,091,463	572,755	542,732
Schwab U.S. Large-Cap ETF	13,915,755	4,025,991	(5,995,894)	386,235	5,827,354	18,159,441	199,664	220,488
Schwab U.S. REIT ETF	1,132,411	239,898	(113,381)	(39,024)	218,020	1,437,924	37,870	33,677
Schwab U.S. Small-Cap ETF	917,983	174,178	(478,048)	(398)	584,759	1,198,474	13,466	9,789
Schwab U.S. TIPS ETF	3,587,991	1,104,585	(392,704)	6,435	287,675	4,593,982	74,001	45,424
Schwab Variable Share Price Money Fund, Ultra Shares	1,712,928	2,002,566	(1,700,000)	572	363	2,016,429	2,015,825	1,753
Total	$57,024,615	$21,177,180	($15,114,995)	$237,457	$10,092,357	$73,416,614		$1,064,590
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2015 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$73,416,614	$—	$—	$73,416,614
Short-Term Investments[1]	—	995,101	—	995,101
Total	$73,416,614	$995,101	$—	$74,411,715
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2020 Index Fund

Portfolio Holdings as of December 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.5% of net assets

U.S. Stocks 26.9%
Large-Cap 25.2%
Schwab U.S. Large-Cap ETF	746,363	67,881,715
Small-Cap 1.7%
Schwab U.S. Small-Cap ETF	51,340	4,569,260
		72,450,975

International Stock 11.3%
Developed-Market Large-Cap 11.3%
Schwab International Equity ETF	849,007	30,572,742

Real Assets 2.0%
Real Estate 2.0%
Schwab U.S. REIT ETF	140,375	5,330,039

Fixed Income 55.8%
Inflation-Protected Bond 6.0%
Schwab U.S. TIPS ETF	259,422	16,104,918
Intermediate-Term Bond 41.9%
Schwab U.S. Aggregate Bond ETF	2,014,951	112,897,704
Treasury Bond 7.9%
Schwab Short-Term U.S. Treasury ETF	412,187	21,182,290
		150,184,912

Security	Number of Shares	Value ($)
Money Market Fund 2.5%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	6,779,360	6,781,394
Total Affiliated Underlying Funds
(Cost $232,599,525)		265,320,062
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.2% of net assets

Time Deposits 1.2%
Bank of Montreal
0.01%, 01/04/21 (b)	684,794	684,794
Royal Bank of Canada
0.01%, 01/04/21 (b)	2,641,620	2,641,620
Total Short-Term Investments
(Cost $3,326,414)		3,326,414
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
TIPS –	Treasury Inflation Protected Securities

Schwab Target 2020 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2020:
Affiliated Underlying Funds	Value at 03/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 12/31/20	Balance of Shares Held at 12/31/20	Distributions Received*
Schwab International Equity ETF	$19,620,881	$7,445,304	($4,778,336)	($103,211)	$8,388,104	$30,572,742	849,007	$613,608
Schwab Short-Term U.S. Treasury ETF	13,637,994	7,837,768	(181,547)	(886)	(111,039)	21,182,290	412,187	157,953
Schwab U.S. Aggregate Bond ETF	72,234,618	41,227,423	(2,851,105)	(53,839)	2,340,607	112,897,704	2,014,951	1,805,486
Schwab U.S. Large-Cap ETF	42,872,979	18,395,588	(14,583,520)	250,067	20,946,601	67,881,715	746,363	804,751
Schwab U.S. REIT ETF	3,541,420	1,324,381	(155,231)	(35,755)	655,224	5,330,039	140,375	123,447
Schwab U.S. Small-Cap ETF	2,893,363	544,111	(923,243)	30,188	2,024,841	4,569,260	51,340	37,837
Schwab U.S. TIPS ETF	10,353,813	4,827,188	—	—	923,917	16,104,918	259,422	161,363
Schwab Variable Share Price Money Fund, Ultra Shares	5,270,141	1,509,296	—	—	1,957	6,781,394	6,779,360	6,775
Total	$170,425,209	$83,111,059	($23,472,982)	$86,564	$35,170,212	$265,320,062		$3,711,220
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$265,320,062	$—	$—	$265,320,062
Short-Term Investments[1]	—	3,326,414	—	3,326,414
Total	$265,320,062	$3,326,414	$—	$268,646,476
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2025 Index Fund

Portfolio Holdings as of December 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.6% of net assets

U.S. Stocks 35.1%
Large-Cap 32.5%
Schwab U.S. Large-Cap ETF	1,466,363	133,365,715
Small-Cap 2.6%
Schwab U.S. Small-Cap ETF	118,024	10,504,136
		143,869,851

International Stocks 16.8%
Developed-Market Large-Cap 14.8%
Schwab International Equity ETF	1,687,407	60,763,526
Emerging-Market 2.0%
Schwab Emerging Markets Equity ETF	261,153	8,004,339
		68,767,865

Real Assets 2.7%
Real Estate 2.7%
Schwab U.S. REIT ETF	296,878	11,272,458

Fixed Income 42.3%
Inflation-Protected Bond 2.3%
Schwab U.S. TIPS ETF	152,578	9,472,042
Intermediate-Term Bond 35.7%
Schwab U.S. Aggregate Bond ETF	2,613,430	146,430,483
Treasury Bond 4.3%
Schwab Short-Term U.S. Treasury ETF	338,697	17,405,639
		173,308,164

Security	Number of Shares	Value ($)
Money Market Fund 1.7%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	6,919,502	6,921,578
Total Affiliated Underlying Funds
(Cost $349,091,941)		404,139,916
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.1% of net assets

Time Deposits 1.1%
Australia & New Zealand Banking Group Ltd.
0.01%, 01/04/21 (b)	460,388	460,388
Royal Bank of Canada
0.01%, 01/04/21 (b)	3,988,013	3,988,013
Total Short-Term Investments
(Cost $4,448,401)		4,448,401
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
TIPS –	Treasury Inflation Protected Securities

Schwab Target 2025 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2020:
Affiliated Underlying Funds	Value at 03/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 12/31/20	Balance of Shares Held at 12/31/20	Distributions Received*
Schwab Emerging Markets Equity ETF	$5,177,652	$1,013,491	($680,119)	($75,276)	$2,568,591	$8,004,339	261,153	$163,565
Schwab International Equity ETF	39,522,797	11,261,479	(6,231,816)	(250,358)	16,461,424	60,763,526	1,687,407	1,191,921
Schwab Short-Term U.S. Treasury ETF	11,289,245	6,551,784	(345,906)	(1,688)	(87,796)	17,405,639	338,697	127,274
Schwab U.S. Aggregate Bond ETF	94,708,096	52,825,784	(4,125,515)	(51,674)	3,073,792	146,430,483	2,613,430	2,305,169
Schwab U.S. Large-Cap ETF	85,347,771	27,111,046	(20,403,701)	(203,850)	41,514,449	133,365,715	1,466,363	1,565,969
Schwab U.S. REIT ETF	7,408,243	2,884,754	(251,555)	(71,874)	1,302,890	11,272,458	296,878	254,323
Schwab U.S. Small-Cap ETF	6,751,902	1,404,211	(2,307,525)	(77,508)	4,733,056	10,504,136	118,024	85,389
Schwab U.S. TIPS ETF	6,152,420	2,777,246	—	—	542,376	9,472,042	152,578	92,331
Schwab Variable Share Price Money Fund, Ultra Shares	5,409,656	1,509,909	—	—	2,013	6,921,578	6,919,502	6,864
Total	$261,767,782	$107,339,704	($34,346,137)	($732,228)	$70,110,795	$404,139,916		$5,792,805
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$404,139,916	$—	$—	$404,139,916
Short-Term Investments[1]	—	4,448,401	—	4,448,401
Total	$404,139,916	$4,448,401	$—	$408,588,317
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2030 Index Fund

Portfolio Holdings as of December 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.7% of net assets

U.S. Stocks 41.1%
Large-Cap 37.8%
Schwab U.S. Large-Cap ETF	2,279,474	207,318,160
Small-Cap 3.3%
Schwab U.S. Small-Cap ETF	203,018	18,068,602
		225,386,762

International Stocks 20.7%
Developed-Market Large-Cap 17.7%
Schwab International Equity ETF	2,688,388	96,808,852
Emerging-Market 3.0%
Schwab Emerging Markets Equity ETF	541,152	16,586,309
		113,395,161

Real Assets 3.3%
Real Estate 3.3%
Schwab U.S. REIT ETF	474,404	18,013,120

Fixed Income 32.4%
Inflation-Protected Bond 0.5%
Schwab U.S. TIPS ETF	44,262	2,747,785
Intermediate-Term Bond 29.6%
Schwab U.S. Aggregate Bond ETF	2,890,210	161,938,466
Treasury Bond 2.3%
Schwab Short-Term U.S. Treasury ETF	243,946	12,536,385
		177,222,636

Security	Number of Shares	Value ($)
Money Market Fund 1.2%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	6,487,345	6,489,291
Total Affiliated Underlying Funds
(Cost $460,881,132)		540,506,970
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.1% of net assets

Time Deposits 1.1%
BNP Paribas
0.01%, 01/04/21 (b)	665,770	665,770
Royal Bank of Canada
0.01%, 01/04/21 (b)	5,354,642	5,354,642
Total Short-Term Investments
(Cost $6,020,412)		6,020,412
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
TIPS –	Treasury Inflation Protected Securities

Schwab Target 2030 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2020:
Affiliated Underlying Funds	Value at 03/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 12/31/20	Balance of Shares Held at 12/31/20	Distributions Received*
Schwab Emerging Markets Equity ETF	$10,676,557	$2,324,144	($1,510,143)	($206,594)	$5,302,345	$16,586,309	541,152	$335,488
Schwab International Equity ETF	63,000,633	16,518,358	(8,410,629)	(603,855)	26,304,345	96,808,852	2,688,388	1,912,135
Schwab Short-Term U.S. Treasury ETF	8,235,675	4,586,896	(221,376)	(1,080)	(63,730)	12,536,385	243,946	92,770
Schwab U.S. Aggregate Bond ETF	104,648,298	58,033,272	(4,029,847)	(74,727)	3,361,470	161,938,466	2,890,210	2,550,906
Schwab U.S. Large-Cap ETF	132,644,409	36,547,535	(25,763,207)	(809,694)	64,699,117	207,318,160	2,279,474	2,443,526
Schwab U.S. REIT ETF	11,802,344	4,790,541	(531,821)	(247,991)	2,200,047	18,013,120	474,404	409,919
Schwab U.S. Small-Cap ETF	11,642,387	2,112,100	(3,678,872)	(212,811)	8,205,798	18,068,602	203,018	146,972
Schwab U.S. TIPS ETF	1,987,488	597,089	—	—	163,208	2,747,785	44,262	28,194
Schwab Variable Share Price Money Fund, Ultra Shares	4,479,218	2,008,482	—	—	1,591	6,489,291	6,487,345	5,692
Total	$349,117,009	$127,518,417	($44,145,895)	($2,156,752)	$110,174,191	$540,506,970		$7,925,602
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$540,506,970	$—	$—	$540,506,970
Short-Term Investments[1]	—	6,020,412	—	6,020,412
Total	$540,506,970	$6,020,412	$—	$546,527,382
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2035 Index Fund

Portfolio Holdings as of December 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.5% of net assets

U.S. Stocks 45.5%
Large-Cap 41.4%
Schwab U.S. Large-Cap ETF	1,507,261	137,085,388
Small-Cap 4.1%
Schwab U.S. Small-Cap ETF	154,056	13,710,984
		150,796,372

International Stocks 23.9%
Developed-Market Large-Cap 19.9%
Schwab International Equity ETF	1,826,131	65,758,977
Emerging-Market 4.0%
Schwab Emerging Markets Equity ETF	436,902	13,391,046
		79,150,023

Real Assets 3.7%
Real Estate 3.7%
Schwab U.S. REIT ETF	322,297	12,237,617

Fixed Income 24.7%
Intermediate-Term Bond 23.2%
Schwab U.S. Aggregate Bond ETF	1,374,060	76,988,582
Treasury Bond 1.5%
Schwab Short-Term U.S. Treasury ETF	92,828	4,770,431
		81,759,013

Security	Number of Shares	Value ($)
Money Market Fund 0.7%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	2,282,939	2,283,624
Total Affiliated Underlying Funds
(Cost $275,579,357)		326,226,649
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.1% of net assets

Time Deposits 1.1%
Citibank
0.01%, 01/04/21 (b)	3,228,671	3,228,671
JPMorgan Chase Bank
0.01%, 01/04/21 (b)	644,819	644,819
Total Short-Term Investments
(Cost $3,873,490)		3,873,490
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Schwab Target 2035 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2020:
Affiliated Underlying Funds	Value at 03/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 12/31/20	Balance of Shares Held at 12/31/20	Distributions Received*
Schwab Emerging Markets Equity ETF	$7,895,801	$2,539,994	($952,933)	($147,057)	$4,055,241	$13,391,046	436,902	$262,867
Schwab International Equity ETF	39,434,114	14,424,681	(4,886,151)	(193,942)	16,980,275	65,758,977	1,826,131	1,260,852
Schwab Short-Term U.S. Treasury ETF	2,847,064	2,261,480	(314,658)	(1,270)	(22,185)	4,770,431	92,828	33,133
Schwab U.S. Aggregate Bond ETF	45,947,858	30,349,945	(778,914)	(17,327)	1,487,020	76,988,582	1,374,060	1,163,325
Schwab U.S. Large-Cap ETF	80,768,537	29,242,573	(13,303,483)	(256,689)	40,634,450	137,085,388	1,507,261	1,547,092
Schwab U.S. REIT ETF	7,376,649	3,576,726	—	—	1,284,242	12,237,617	322,297	266,472
Schwab U.S. Small-Cap ETF	8,148,352	2,528,335	(2,742,010)	(162,800)	5,939,107	13,710,984	154,056	106,604
Schwab Variable Share Price Money Fund, Ultra Shares	1,280,452	1,002,760	—	—	412	2,283,624	2,282,939	1,617
Total	$193,698,827	$85,926,494	($22,978,149)	($779,085)	$70,358,562	$326,226,649		$4,641,962
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$326,226,649	$—	$—	$326,226,649
Short-Term Investments[1]	—	3,873,490	—	3,873,490
Total	$326,226,649	$3,873,490	$—	$330,100,139
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2040 Index Fund

Portfolio Holdings as of December 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.8% of net assets

U.S. Stocks 49.3%
Large-Cap 44.4%
Schwab U.S. Large-Cap ETF	2,015,140	183,276,983
Small-Cap 4.9%
Schwab U.S. Small-Cap ETF	228,717	20,355,813
		203,632,796

International Stocks 26.8%
Developed-Market Large-Cap 21.8%
Schwab International Equity ETF	2,498,314	89,964,287
Emerging-Market 5.0%
Schwab Emerging Markets Equity ETF	675,134	20,692,857
		110,657,144

Real Assets 4.0%
Real Estate 4.0%
Schwab U.S. REIT ETF	440,688	16,732,923

Fixed Income 18.4%
Intermediate-Term Bond 17.4%
Schwab U.S. Aggregate Bond ETF	1,285,640	72,034,409
Treasury Bond 1.0%
Schwab Short-Term U.S. Treasury ETF	75,455	3,877,633
		75,912,042

Security	Number of Shares	Value ($)
Money Market Fund 0.3%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	1,163,965	1,164,314
Total Affiliated Underlying Funds
(Cost $341,795,354)		408,099,219
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.1% of net assets

Time Deposits 1.1%
Australia & New Zealand Banking Group Ltd.
0.01%, 01/04/21 (b)	610,208	610,208
Sumitomo Mitsui Trust Bank, Limited
0.01%, 01/04/21 (b)	4,039,624	4,039,624
Total Short-Term Investments
(Cost $4,649,832)		4,649,832
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Schwab Target 2040 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2020:
Affiliated Underlying Funds	Value at 03/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 12/31/20	Balance of Shares Held at 12/31/20	Distributions Received*
Schwab Emerging Markets Equity ETF	$12,410,131	$3,675,644	($1,610,738)	($255,622)	$6,473,442	$20,692,857	675,134	$414,012
Schwab International Equity ETF	54,705,140	16,705,715	(4,808,662)	(239,818)	23,601,912	89,964,287	2,498,314	1,755,808
Schwab Short-Term U.S. Treasury ETF	2,345,748	1,713,845	(162,712)	(794)	(18,454)	3,877,633	75,455	27,571
Schwab U.S. Aggregate Bond ETF	43,605,294	27,919,146	(873,380)	(16,992)	1,400,341	72,034,409	1,285,640	1,112,751
Schwab U.S. Large-Cap ETF	109,484,620	29,742,148	(10,859,414)	(462,765)	55,372,394	183,276,983	2,015,140	2,130,300
Schwab U.S. REIT ETF	10,225,259	4,689,121	—	—	1,818,543	16,732,923	440,688	371,399
Schwab U.S. Small-Cap ETF	12,278,968	2,741,124	(3,470,481)	(200,070)	9,006,272	20,355,813	228,717	163,068
Schwab Variable Share Price Money Fund, Ultra Shares	1,161,453	2,397	—	—	464	1,164,314	1,163,965	1,392
Total	$246,216,613	$87,189,140	($21,785,387)	($1,176,061)	$97,654,914	$408,099,219		$5,976,301
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$408,099,219	$—	$—	$408,099,219
Short-Term Investments[1]	—	4,649,832	—	4,649,832
Total	$408,099,219	$4,649,832	$—	$412,749,051
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2045 Index Fund

Portfolio Holdings as of December 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.0% of net assets

U.S. Stocks 52.6%
Large-Cap 46.9%
Schwab U.S. Large-Cap ETF	1,226,654	111,564,181
Small-Cap 5.7%
Schwab U.S. Small-Cap ETF	152,418	13,565,202
		125,129,383

International Stocks 29.6%
Developed-Market Large-Cap 23.6%
Schwab International Equity ETF	1,560,839	56,205,812
Emerging-Market 6.0%
Schwab Emerging Markets Equity ETF	463,221	14,197,724
		70,403,536

Real Assets 4.4%
Real Estate 4.4%
Schwab U.S. REIT ETF	274,384	10,418,360

Fixed Income 12.4%
Intermediate-Term Bond 11.9%
Schwab U.S. Aggregate Bond ETF	504,576	28,271,394
Treasury Bond 0.5%
Schwab Short-Term U.S. Treasury ETF	25,593	1,315,224
		29,586,618

Security	Number of Shares	Value ($)
Money Market Fund 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	45,976	45,990
Total Affiliated Underlying Funds
(Cost $194,872,783)		235,583,887
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.0% of net assets

Time Deposits 1.0%
JPMorgan Chase Bank
0.01%, 01/04/21 (b)	2,324,163	2,324,163
Royal Bank of Canada
0.01%, 01/04/21 (b)	77,706	77,706
Total Short-Term Investments
(Cost $2,401,869)		2,401,869
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Schwab Target 2045 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2020:
Affiliated Underlying Funds	Value at 03/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 12/31/20	Balance of Shares Held at 12/31/20	Distributions Received*
Schwab Emerging Markets Equity ETF	$8,156,764	$2,879,216	($971,903)	($139,649)	$4,273,296	$14,197,724	463,221	$283,714
Schwab International Equity ETF	32,328,243	11,427,793	(1,643,118)	(74,408)	14,167,302	56,205,812	1,560,839	1,075,004
Schwab Short-Term U.S. Treasury ETF	754,171	567,418	—	—	(6,365)	1,315,224	25,593	8,940
Schwab U.S. Aggregate Bond ETF	16,214,248	11,802,640	(254,446)	(5,814)	514,766	28,271,394	504,576	422,817
Schwab U.S. Large-Cap ETF	63,162,286	20,544,740	(4,255,167)	(201,953)	32,314,275	111,564,181	1,226,654	1,259,130
Schwab U.S. REIT ETF	6,030,806	3,272,667	—	—	1,114,887	10,418,360	274,384	226,371
Schwab U.S. Small-Cap ETF	7,762,931	2,090,668	(1,949,551)	(104,501)	5,765,655	13,565,202	152,418	105,930
Schwab Variable Share Price Money Fund, Ultra Shares	45,716	256	—	—	18	45,990	45,976	20
Total	$134,455,165	$52,585,398	($9,074,185)	($526,325)	$58,143,834	$235,583,887		$3,381,926
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$235,583,887	$—	$—	$235,583,887
Short-Term Investments[1]	—	2,401,869	—	2,401,869
Total	$235,583,887	$2,401,869	$—	$237,985,756
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2050 Index Fund

Portfolio Holdings as of December 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.1% of net assets

U.S. Stocks 54.3%
Large-Cap 48.2%
Schwab U.S. Large-Cap ETF	1,450,574	131,929,705
Small-Cap 6.1%
Schwab U.S. Small-Cap ETF	189,197	16,838,533
		148,768,238

International Stocks 31.2%
Developed-Market Large-Cap 24.6%
Schwab International Equity ETF	1,872,279	67,420,767
Emerging-Market 6.6%
Schwab Emerging Markets Equity ETF	588,628	18,041,448
		85,462,215

Real Assets 4.5%
Real Estate 4.5%
Schwab U.S. REIT ETF	324,806	12,332,884

Fixed Income 9.1%
Intermediate-Term Bond 8.7%
Schwab U.S. Aggregate Bond ETF	428,227	23,993,559
Treasury Bond 0.4%
Schwab Short-Term U.S. Treasury ETF	19,912	1,023,278
		25,016,837

Security	Number of Shares	Value ($)
Money Market Fund 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	62,912	62,930
Total Affiliated Underlying Funds
(Cost $225,506,467)		271,643,104
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.8% of net assets

Time Deposit 0.8%
National Australia Bank
0.01%, 01/04/21 (b)	2,113,572	2,113,572
Total Short-Term Investment
(Cost $2,113,572)		2,113,572
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Schwab Target 2050 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2020:
Affiliated Underlying Funds	Value at 03/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 12/31/20	Balance of Shares Held at 12/31/20	Distributions Received*
Schwab Emerging Markets Equity ETF	$9,729,493	$4,381,371	($1,197,018)	($183,102)	$5,310,704	$18,041,448	588,628	$357,662
Schwab International Equity ETF	36,467,605	16,130,741	(1,657,947)	(119,572)	16,599,940	67,420,767	1,872,279	1,277,765
Schwab Short-Term U.S. Treasury ETF	627,019	536,727	(135,697)	(293)	(4,478)	1,023,278	19,912	6,896
Schwab U.S. Aggregate Bond ETF	12,875,395	10,995,215	(277,926)	(4,070)	404,945	23,993,559	428,227	350,364
Schwab U.S. Large-Cap ETF	70,233,844	29,284,123	(4,459,176)	(271,014)	37,141,928	131,929,705	1,450,574	1,476,061
Schwab U.S. REIT ETF	6,725,680	4,358,549	—	—	1,248,655	12,332,884	324,806	270,151
Schwab U.S. Small-Cap ETF	9,061,389	3,304,925	(2,371,672)	(127,150)	6,971,041	16,838,533	189,197	130,671
Schwab Variable Share Price Money Fund, Ultra Shares	62,679	225	—	—	26	62,930	62,912	56
Total	$145,783,104	$68,991,876	($10,099,436)	($705,201)	$67,672,761	$271,643,104		$3,869,626
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$271,643,104	$—	$—	$271,643,104
Short-Term Investment[1]	—	2,113,572	—	2,113,572
Total	$271,643,104	$2,113,572	$—	$273,756,676
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2055 Index Fund

Portfolio Holdings as of December 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.2% of net assets

U.S. Stocks 55.5%
Large-Cap 49.0%
Schwab U.S. Large-Cap ETF	867,897	78,935,232
Small-Cap 6.5%
Schwab U.S. Small-Cap ETF	116,938	10,407,482
		89,342,714

International Stocks 32.3%
Developed-Market Large-Cap 25.3%
Schwab International Equity ETF	1,129,678	40,679,705
Emerging-Market 7.0%
Schwab Emerging Markets Equity ETF	369,111	11,313,252
		51,992,957

Real Assets 4.6%
Real Estate 4.6%
Schwab U.S. REIT ETF	196,164	7,448,347

Fixed Income 6.8%
Intermediate-Term Bond 6.6%
Schwab U.S. Aggregate Bond ETF	188,483	10,560,702
Treasury Bond 0.2%
Schwab Short-Term U.S. Treasury ETF	7,635	392,363
		10,953,065

Security	Number of Shares	Value ($)
Money Market Fund 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	66,675	66,695
Total Affiliated Underlying Funds
(Cost $132,441,016)		159,803,778
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.5% of net assets

Time Deposit 0.5%
Sumitomo Mitsui Trust Bank, Limited
0.01%, 01/04/21 (b)	795,572	795,572
Total Short-Term Investment
(Cost $795,572)		795,572
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Schwab Target 2055 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2020:
Affiliated Underlying Funds	Value at 03/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 12/31/20	Balance of Shares Held at 12/31/20	Distributions Received*
Schwab Emerging Markets Equity ETF	$6,001,197	$2,876,382	($743,711)	($75,751)	$3,255,135	$11,313,252	369,111	$220,584
Schwab International Equity ETF	21,666,246	10,364,636	(1,207,082)	(53,735)	9,909,640	40,679,705	1,129,678	763,156
Schwab Short-Term U.S. Treasury ETF	266,254	402,254	(274,084)	4,430	(6,491)	392,363	7,635	2,821
Schwab U.S. Aggregate Bond ETF	5,545,092	5,080,226	(239,527)	(3,848)	178,759	10,560,702	188,483	151,712
Schwab U.S. Large-Cap ETF	41,351,835	18,642,408	(2,896,398)	(143,797)	21,981,184	78,935,232	867,897	872,518
Schwab U.S. REIT ETF	4,030,883	2,669,555	—	—	747,909	7,448,347	196,164	161,551
Schwab U.S. Small-Cap ETF	5,451,692	2,008,595	(1,236,845)	(79,795)	4,263,835	10,407,482	116,938	79,971
Schwab Variable Share Price Money Fund, Ultra Shares	66,531	138	—	—	26	66,695	66,675	79
Total	$84,379,730	$42,044,194	($6,597,647)	($352,496)	$40,329,997	$159,803,778		$2,252,392
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$159,803,778	$—	$—	$159,803,778
Short-Term Investment[1]	—	795,572	—	795,572
Total	$159,803,778	$795,572	$—	$160,599,350
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2060 Index Fund

Portfolio Holdings as of December 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.3% of net assets

U.S. Stocks 56.6%
Large-Cap 49.8%
Schwab U.S. Large-Cap ETF	1,021,044	92,863,952
Small-Cap 6.8%
Schwab U.S. Small-Cap ETF	142,005	12,638,445
		105,502,397

International Stocks 33.5%
Developed-Market Large-Cap 26.0%
Schwab International Equity ETF	1,343,242	48,370,144
Emerging-Market 7.5%
Schwab Emerging Markets Equity ETF	457,832	14,032,551
		62,402,695

Real Assets 4.7%
Real Estate 4.7%
Schwab U.S. REIT ETF	232,985	8,846,440

Fixed Income 4.5%
Intermediate-Term Bond 4.3%
Schwab U.S. Aggregate Bond ETF	141,590	7,933,288
Security	Number of Shares	Value ($)
Treasury Bond 0.2%
Schwab Short-Term U.S. Treasury ETF	7,133	366,565
		8,299,853
Total Affiliated Underlying Funds
(Cost $152,391,803)		185,051,385
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.5% of net assets

Time Deposit 0.5%
JPMorgan Chase Bank
0.01%, 01/04/21 (a)	882,950	882,950
Total Short-Term Investment
(Cost $882,950)		882,950
(a)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended December 31, 2020:
Affiliated Underlying Funds	Value at 03/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 12/31/20	Balance of Shares Held at 12/31/20	Distributions Received*
Schwab Emerging Markets Equity ETF	$7,589,609	$3,392,720	($903,872)	($132,476)	$4,086,570	$14,032,551	457,832	$276,266
Schwab International Equity ETF	26,421,607	11,529,862	(1,438,190)	(103,389)	11,960,254	48,370,144	1,343,242	918,335
Schwab Short-Term U.S. Treasury ETF	203,092	164,991	—	—	(1,518)	366,565	7,133	2,126
Schwab U.S. Aggregate Bond ETF	4,326,079	3,473,302	—	—	133,907	7,933,288	141,590	116,288
Schwab U.S. Large-Cap ETF	49,831,591	20,702,163	(3,621,875)	(174,851)	26,126,924	92,863,952	1,021,044	1,036,206
Schwab U.S. REIT ETF	4,909,199	3,128,964	(97,355)	(36,318)	941,950	8,846,440	232,985	194,062
Schwab U.S. Small-Cap ETF	6,858,909	2,490,196	(1,853,982)	(110,476)	5,253,798	12,638,445	142,005	98,050
Total	$100,140,086	$44,882,198	($7,915,274)	($557,510)	$48,501,885	$185,051,385		$2,641,333
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2060 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$185,051,385	$—	$—	$185,051,385
Short-Term Investment[1]	—	882,950	—	882,950
Total	$185,051,385	$882,950	$—	$185,934,335
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG98260DEC20